Property and Equipment, Net - Summary of Property and Equipment Consisted (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Property Plant And Equipment [Line Items]
Total cost		¥ 998,897		¥ 622,289
Less: Accumulated depreciation		(141,249)		(111,197)
Property and equipment, net		857,648	$ 134,584	511,092
Leasehold And Buildings Improvements
Property Plant And Equipment [Line Items]
Total cost		95,953		106,712
Electronic And Office Equipment
Property Plant And Equipment [Line Items]
Total cost		37,497		35,306
Building
Property Plant And Equipment [Line Items]
Total cost	[1]	¥ 865,447		¥ 480,271

[1]

In 2017, the Group purchased two buildings in Wuhan (Building A and B) and one building in Guangzhou (Building C) with a total consideration of RMB480,271. In 2018, the Group purchased one building in Wuhan (Building D) with a total consideration of RMB404,725 (including input VAT). In March 2021, Building D was completed for intended use and the cost of RMB385,176 necessarily incurred for its intended use was recorded to property and equipment (Note 10).